Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

	Thousands of Euros
	31/12/2019	31/12/2018
Goods for resale	139,738	118,876
Raw materials and supplies	766,089	647,399
Work in progress and semi-finished goods	921,240	744,436
Finished goods	515,523	438,649
	2,342,590	1,949,360

Schedule of movement in inventory provision

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017
Balance at 1 January	48,840	35,764	33,069
Net charge for the year	42,096	10,398	8,232
Cancellations for the year	(118)	(558)	(357)
Translation differences	13,433	3,236	(5,180)
Balance at 31 December	104,251	48,840	35,764